SHAREHOLDERS' EQUITY (SCHEDULE OF EARNINGS PER SHARE RECONCILIATION) (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Net income (loss) for basic earnings per share	$ 83.9	$ 117.4	$ 78.1	$ (228.0)	$ 106.0	$ 283.0	$ 77.1	$ 11.9	$ 51.4	$ 478.0	$ 221.0
Add: interest expense on 7.0% Debentures, net of income taxes									0	1.6	12.2
Net income (loss) for diluted earnings per share									$ 51.4	$ 479.6	$ 233.2
Shares:
Weighted Average Number of Shares Outstanding, Basic (in shares)									212,917	221,628	233,685
Effect of dilutive securities on weighted average shares:
7.0% Debentures (in shares)									0	5,780	44,037
Stock options, restricted stock and performance units (in shares)									2,505	2,776	2,762
Warrants (in shares)									2,233	2,518	943
Dilutive potential common shares (in shares)									4,738	11,074	47,742
Weighted average shares outstanding for diluted earnings per share (in shares)									217,655	232,702	281,427